Segment reporting (Tables)	12 Months Ended
Sep. 30, 2019
Segment reporting
Schedule of revenue by major product categories

	For the years ended September 30,
	2019	2018	2017

Shiitake	17,893,893	16,753,076	16,249,672
Mu Er	11,659,409	12,190,340	9,239,920
Other edible fungi and other agricultural products	1,288,573	875,672	1,176,009
Total	30,841,875	29,819,088	26,665,601

Schedule of revenue by Geographic information

	For the years ended September 30,
	2019	2018	2017

Revenue from China	$28,735,306	$27,146,942	$24,121,216
Revenue from foreign countries	2,106,569	2,672,146	2,544,385
Total Revenue	$30,841,875	$29,819,088	$26,665,601